Property, plant and equipment - Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2024
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Building and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years